Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

17 Education & Technology Group Inc. (the "Company"), was incorporated under the laws of the Cayman Islands on October 30, 2012. The Company, its subsidiaries, the consolidated variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") are primarily engaged in providing education and education technology services in the People's Republic of China ("PRC").

On July 24, 2021, the General Office of State Council and the General Office of Central Committee of the Communist Party of China jointly promulgated the Opinions on Further Alleviating the Burden of Homework and After-School Tutoring for Students in Compulsory Education (the “Alleviating Burden Opinion”), which provides that, among other things, (i) local government authorities shall no longer approve new after-school tutoring institutions providing tutoring services on academic subjects for students in compulsory education (“Academic AST Institutions”) , and the existing Academic AST Institutions shall be registered as non-profit; (ii) online after-school tutoring institutions that have filed with the local education administration authorities providing tutoring services on academic subjects shall be subject to review and re-approval procedures by competent government authorities, and any failure to obtain such approval will result in the cancellation of its previous filing and ICP license; (iii) Academic AST Institutions are prohibited from raising funds by listing on stock markets or conducting any capitalization activities and listed companies are prohibited from investing in Academic AST Institutions through capital markets fund raising activities, or acquiring assets of Academic AST Institutions by paying cash or issuing securities; and (iv) foreign capital is prohibited from controlling or participating in any Academic AST Institutions through mergers and acquisitions, entrusted operation, joining franchise or VIEs. Any violation of the foregoing must be rectified.

In September 2021, the Chinese Ministry of Education ("MOE") published on its official website that the MOE, together with two other government authorities, issued a circular requiring all Academic AST Institutions to complete registration as non-profit by the end of 2021 and a circular requiring all online after-school tutoring institutions that have filed with the local education administration authorities and provide tutoring services on academic subjects to obtain the private school operating permit by the end of 2021, and all Academic AST Institutions and online after-school tutoring institutions shall, before completing such registration or obtaining such permit as applicable, suspend enrollment of students and charging fees.

In order to comply with the latest PRC regulations, the Group ceased offering the tutoring services related to academic subjects to students from kindergarten through the last year of senior high school ("online K-12 tutoring services") by the end of December 2021, which contributed 97.4% of total net revenues for the year ended December 31, 2021. For the years ended December 31, 2022, 2023 and 2024, no revenues were generated from online K-12 tutoring services. The Group also had taken actions to restructure its business and operations, including the early termination of certain leased office spaces, disposal of certain leasehold improvements and electronic equipment in relation to its online K-12 tutoring services.

Following the implementation of the Alleviating Burden Opinion, the Group transformed its business, and started to provide the teaching and learning Software-as-a-Service offerings ("Teaching and learning SaaS offerings") from September 2021.

1. ORGANIZATION AND PRINCIPAL ACTIVITIES - continued

As of December 31, 2024, the Company's major subsidiaries and VIEs were as follows:

Name(1)	Later of date of establishment or acquisition	Place of establishment	Percentage of direct or indirect economic ownership	Principal activities
Subsidiaries:
Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")	April 23, 2013	PRC	100%	Education technology services
Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")	July 26, 2019	PRC	100%	Education technology services
Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")	December 21, 2021	PRC	100%	Education technology services
Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")	December 1, 2021	PRC	100%	Education technology services
Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")	December 29, 2021	PRC	100%	Education technology services

VIEs:
Shanghai Hexu Information Technology Co., Ltd. ("Shanghai Hexu")	December 03, 2012	PRC	100%	Education technology services
Beijing Qili Technology Co., Ltd. ("Beijing Qili")	October 19, 2021	PRC	100%	Education technology services
Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")	February 15, 2019	PRC	100%	Education technology services
Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")	April 19, 2021	PRC	100%	Education technology services

(1)
The English names are for identification purpose only.